OTHER INFORMATION	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
OTHER INFORMATION
27.	OTHER INFORMATION

(a)	Rio Forte securities

On June 30, 2014, the Company was informed, through a notice disclosed by Pharol, of the investment made by PT International Finance BV (“PTIF”) and PT Portugal, companies contributed by Pharol to Oi in the capital increase, in a commercial paper of Rio Forte Investments S.A. (“Securities” and “Rio Forte”, respectively), a company part of the Portuguese group Espírito Santo (“GES”), when both PTIF and PT Portugal were Pharol subsidiaries.

According to said notice, the Securities had been issued in the total amount of €897 million, and bore average annual interest of 3.6% and matured on July 15 and July 17, 2014 (€847 and €50 million, respectively), stressing that since April 28, 2014 no other investment and/or renewal of this type of investments had been made.

Both PT Portugal and PTIF (collectively “Oi Subsidiaries”) became Company subsidiaries due to the assignment of all PT Portugal shares to the Company by Pharol, on May 5, 2014, to pay in the Company’s capital increase approved on April 28 and 30, 2014.

The Securities matures in July 2014 and subsequently the cure period for payment of the securities ended without Rio Forte paying the amount due. The Luxembourg Commercial Court denied Rio Forte’s request for controlled management on October 17, 2014 and Rio Forte’s bankruptcy was declared on December 8, 2014.

Agreements entered into by the Company, TmarPart, and Pharol related to the investments made in Rio Forte commercial papers

On September 8, 2014, after obtaining the due corporate approvals, the Company, the Oi Subsidiaries, TmarPart, and Pharol entered into definitive agreements related to the investments made in the Securities. The agreements provided for (i) an exchange (the “Exchange”) through which Oi Subsidiaries transferred the Securities to Pharol in exchange for preferred shares and common shares of the Company held by Pharol, as well as (ii) the assignment by Oi Subsidiaries of a call option on the Company shares to the benefit of Pharol (“Call Option”).

On March 26, 2015, in order to comply with the conditions presented by the CVM’s Board to grant the waivers necessary for the implementation of the Share Exchange and Call Option, according to the decision issued on March 4, 2015, the Company held a Shareholders’ Meeting which approved the terms and conditions of the Share Exchange and Call Option agreements.

On March 31, 2015, the Company announced, the consummation of the Exchange, under which Pharol delivered to the Oi Subsidiaries Oi unencumbered shares corresponding to 47,434,872 OIBR3 (common shares) and 94,869,744 OIBR4 (preferred shares) (“Exchanged Shares”); and in exchange Oi, through PTIF, delivered the Securities to Pharol, totaling €897 million, with no cash involved.

With implementation of the Exchange, Pharol became the holder of the Securities and the sole responsible for negotiating with Rio Forte and the decisions related to the Securities, and the Company is responsible for the supporting documentation to Pharol to take the necessary actions to collect the receivables represented by the Securities.

As a result of the consummation of the Exchange, Pharol’s direct interest in Oi decreased from 104,580,393 common shares and 172,025,273 preferred shares, representing 37.66% of the voting capital (ex-treasury) and 32.82% of the total capital of Oi (ex-treasury) to 57,145,521 common shares and 77,155,529 preferred shares, representing 24.81% of the voting capital (ex-treasury) and 19.17% of the total capital of Oi (ex-treasury). Oi shares received by PTIF as a result of the Exchange will remain in treasury.

Main terms of the Call Option for the Purchase of Shares (“Option Contract”)

Under the Call Option Agreement entered into on September 8, 2014 by Pharol, PTIF, PT Portugal, Oi, and TmarPart, and amended on March 31, 2015, the call option on Oi shares granted Pharol became exercisable with the consummation of the Exchange, beginning March 31, 2015, at any time, during a six-year period.

Under the terms of the Call Option Agreement, the Call Option will involve 47,434,872 Oi common shares and 94,869,744 Oi preferred shares (“Shares Subject to the Option”) and can be exercised, in whole or in part, at any time, pursuant to the following terms and conditions:

(i) Term: six (6) years, noting that Pharol’s right to exercise the Option on the Shares Subject to the Option will be reduced by the percentages below:

Date of Reduction	% of Shares Subject to the Option that cease to the subject to the Option each year
As from 03/31/2016	10%
As from 03/31/2017	18%
As from 03/31/2018	18%
As from 03/31/2019	18%
As from 03/31/2020	18%
As from 03/31/2021	18%

(ii) Exercise Price: R$1.8529 per Company preferred share and R$2.0104 per Company common share, before the reverse share split approved on November 18, 2014, as adjusted by the interbank deposit rate (CDI), plus 1.5% per annum, calculated on a pro rata temporis basis, from the date of the Exchange to the date of the effective payment of each exercise price, in whole or in part, of the Option. The exercise price of the shares will be paid in cash, at the transfer date of the Shares Subject to the Option.

Oi is not required to maintain the Exchanged Shares in treasury. In the event that PTIF or any of Oi’s subsidiaries do not hold, in treasury, a sufficient number of Shares Subject to the Option to transfer to Pharol, the Option may be financially settled through payment by the Oi Subsidiaries of the amount corresponding to the difference between the market price of the Shares Subject to the Option and the respective exercise price corresponding to these shares.

While the Option is effective, Pharol may not purchase Oi shares, directly or indirectly, in any manner other than by exercising the Option. Pharol may not transfer or assign the Option, nor grant any rights under the Option, including security, without the consent of Oi. If Pharol issues, directly or indirectly, derivatives that are backed by or referenced to Oi shares, it shall immediately use the proceeds derived from such a derivative transaction, directly or indirectly, to acquire the Shares Subject to the Option.

Oi may terminate the Option if (i) the Bylaws of Pharol are amended voluntarily to remove or amend the provision that limits the voting right to 10% of all votes corresponding to the capital stock of Pharol; (ii) Pharol directly or indirectly engages in activities that compete with the activities of Oi or its subsidiaries in the countries in which they operate; (iii) Pharol violates certain obligations under the Option Contract.

On March 31, 2015, the Option Agreement was amended to provide for (i) the possibility of Pharol assigning or transferring the Call Option, regardless of previous consent by Oi, provided that such assignment or transfer covers at least  1⁄4 of the Shares Subject to the Option, and Pharol can freely use the use the proceeds of such transactions, (ii) the possibility of Pharol, subject to previous, written consent from Oi, creating or granting any rights arising on the Call Option or, pledging the guarantees supported by the Call Option, and (iii) the grant of a right of first refusal to Oi for the acquisition of the Call Option, should Pharol wish to sell, assign, transfer, contribute the capital of another entity, transmit, or otherwise sell or dispose of the Call Option.

This amendment has been executed with a suspensive condition and would only be effective after an authorization from the CVM to amend the Option Agreement were granted. However, at a meeting held on December 16, 2015, the CVM’s board decided to refuse the entire request filed by the Company for waiver of the requirements of CVM Instructions 10/1980 and 390/2003 to amend the Option Agreement.

These Instructions determine that the acquisition and sale of shares of a publicly held company must be conducted in a stock exchange and that the stock options transactions of a publicly held company must be conducted in the markets where the company’s shares are traded, and interdicts any private transactions. The waiver of these requirements would allow the enforcement of the provisions of the amendment to the Call Option Agreement related to (i) the possibility of privately transferring the Call Option from Pharol to Oi; (ii) granting a right of first refusal to Oi to acquire the Call Option; and (iii) the possibility of making the payment of the Option acquisition price in Oi shares, if the right of first refusal if exercised.

As at December 31, 2015, the fair value of the Call Option is estimated at R$4 million calculated by the Company using the Black-Scholes model and theoretical share volatility assumptions, using the Revenue Approach valuation technique.

(b)	Consolidation of the telecommunications industry in the Brazilian market

On August 26, 2014, Oi entered into an agreement with Banco BTG Pactual S.A. (“BTG Pactual”) under which the latter will act as commissioner to develop feasible alternatives to render viable participating in the industry consolidation in the Brazilian telecommunications market. As already reported to the market, BTG Pactual held discussions with third parties regarding a possible transaction and the role of BTG Pactual includes contracting other market players that could be interested in the transaction, as Company agent for the transaction.

On October 23, 2015, the company received from LetterOne Technology (UK) LLP, one of the companies in the Letter One investment group (“L1 Technology”), a letter containing an exclusivity proposal in a potential transaction for the specific purpose of allowing a consolidation in the Brazilian telecommunications industry involving a potential business combination with TIM Participações S.A. (“TIM Participações”). Under the proposal, L1 Technology would be willing to make a capital contribution of up to US$4.0 billion to the Company, contingent to the consolidation transaction.

After assessing the proposal, the Company sent to counter-proposal to L1 Technology on October 28, de 2015, under which Oi and L1 Technology would mutually grant each other an exclusivity right over a seven-month periods, starting on October 23, 2015, especially regarding business combinations involving telecommunications companies or telecommunications assets in Brazil. Since L1 Technology accepted the terms of the counterproposal, Oi and L1 Technology are now bound by the exclusivity agreement during the seven-period starting October 23, 2015.

If the transaction under construction materializes, it is expected a decrease in Oi’s leverage to become a more robust player, and the generation of major synergies and gains of scale, promoting the creation of value for all shareholders. A potential union of Oi with TIM Participações should result in the incorporation of a more complete, better-positioned operator, capable of competing with global players already operating in Brazil. Consumers should benefit from this trend, consequently strengthening the Company.

On February 25, 2016, Oi disclosed a Material Fact Notice where it informed that it has been notified by L1 Technology that L1 Technology had disclosed a notice stating that it had been informed by TIM that the latter was no longer interested in proceeding with the negotiations on the possibility of a business combination with Oi in Brazil. L1 Technology informed that without TIM’s involvement it could not proceed with transaction as previously planned. In light of this information, Oi will assess the impacts of this notice on the possibilities of consolidation in the Brazilian market.

(c)	Completion of the share auction

The last auction to sell the shares resulting from the reverse split of share fractions approved by the shareholders at Extraordinary Shareholders’ Meeting held on November 18, 2014 was held on June 30, 2015.

As a result of the three auctions held, 1,069,131 Company common shares and 1,162,652 Company preferred shares were sold (“Share”), representing all the shares resulting from the reverse split of share fractions.

The net proceeds of the sale of the Shares totaled R$13,632 and were deposited on July 10, 2015 on behalf of the share fraction holders, proportionately to the number of shares held.

(d)	New York Stock Exchange (NYSE) Listing Rule

In September 2015, the Company was notified by the NYSE that Oi was not complying with the continued listing rule, which requires that the average closing price of the listed securities of a company cannot go below US$1.00 per share in any consecutive 30-day trading period.

On January 22, 2016, in order to comply with the minimum share price requirement established by NYSE, Oi disclosed a Notice to the Market announcing the change in Company’s common shares ratio of the Depositary Receipts Program, Level II, Sponsored (“Common DR”) so that each Common DR, which was previously one (1) common share, represents five (5) common shares as from February 1, 2016.